J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Value Advantage Fund

JPMORGAN TRUST II

JPMorgan Intrepid Mid Cap Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

(Class A, Class C, Class I and Class L Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Growth Advantage Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.35	0.36	0.35

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.10	0.11	0.10

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.16	1.67	0.91

Fee Waivers and/or Expense Reimbursements[3]	(0.02)	(0.03)	(0.02)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14	1.64	0.89

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64% and 0.89% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

SUP-MCEACIL-719

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	872	1,128	1,858

CLASS C SHARES ($)	267	524	905	1,974

CLASS I SHARES ($)	91	288	502	1,118

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	872	1,128	1,858

CLASS C SHARES ($)	167	524	905	1,974

CLASS I SHARES ($)	91	288	502	1,118

JPMorgan Intrepid Mid Cap Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.39	0.38	0.37

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.14	0.13	0.12

Total Annual Fund Operating Expenses	1.19	1.68	0.92

Fee Waivers and/or Expense Reimbursements[3]	(0.05)	(0.04)	(0.03)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14	1.64	0.89

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64% and 0.89% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	873	1,136	1,884

CLASS C SHARES ($)	267	522	905	1,980

CLASS I SHARES ($)	91	287	503	1,126

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	873	1,136	1,884

CLASS C SHARES ($)	167	522	905	1,980

CLASS I SHARES ($)	91	287	503	1,126

JPMorgan Value Advantage Fund — Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.34	0.34	0.34

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.09	0.09	0.09

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.15	1.65	0.90

Fee Waivers and/or Expense Reimbursements[3]	(0.01)	(0.01)	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14	1.64	0.89

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64% and 0.89% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	870	1,124	1,848

CLASS C SHARES ($)	267	519	896	1,954

CLASS I SHARES ($)	91	286	497	1,107

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	870	1,124	1,848

CLASS C SHARES ($)	167	519	896	1,954

CLASS I SHARES ($)	91	286	497	1,107

JPMorgan Value Advantage Fund — Class L Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1]	0.55%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.19

Service Fees	0.10

Remainder of Other Expenses[2]	0.09

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.75

Fee Waivers and/or Expense Reimbursements[3]	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.74

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.75% of the average daily net assets of Class L Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	76	237	411	918

On the Effective Date, the information relating to the JPMorgan Intrepid Mid Cap Fund in the tables in the “Additional Fee and Expense Information” section of the Prospectus will be deleted and replaced with the following:

	Class	Net Expense Ratio*	Gross Expense Ratio**
JPMorgan Intrepid Mid Cap Fund	A	1.14%	1.29%
	C	1.64%	1.78%

	I	0.89%	1.02%

*	The Net Expense Ratio is based on the current expense waivers in place through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised.

**	Effective August 1, 2019, based on the reduction in the management fees, the Gross Expense Ratio will be as follows: 1.19%, 1.68% and 0.92% for Class A, Class C and Class I Shares, respectively.

JPMorgan Intrepid Mid Cap Fund*

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$635	–0.51%	–1.59%	–1.59%	$167	5.00%	3.36%	3.36%
October 31, 2020	114	4.46	2.21	3.86	172	10.25	6.83	3.36
October 31, 2021	124	9.68	6.10	3.81	182	15.76	10.38	3.32
October 31, 2022	129	15.17	10.14	3.81	189	21.55	14.04	3.32
October 31, 2023	134	20.93	14.34	3.81	195	27.63	17.83	3.32
October 31, 2024	139	26.97	18.70	3.81	201	34.01	21.74	3.32
October 31, 2025	144	33.32	23.22	3.81	208	40.71	25.78	3.32
October 31, 2026	149	39.99	27.91	3.81	215	47.75	29.96	3.32
October 31, 2027	155	46.99	32.79	3.81	222	55.13	34.28	3.32
October 31, 2028	161	54.34	37.84	3.81	229	62.89	38.73	3.32

1

The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$267	4.00%	2.36%	2.36%

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$91	5.00%	4.11%	4.11%
October 31, 2020	95	10.25	8.39	4.11
October 31, 2021	102	15.76	12.81	4.08
October 31, 2022	106	21.55	17.41	4.08
October 31, 2023	110	27.63	22.20	4.08
October 31, 2024	115	34.01	27.19	4.08
October 31, 2025	119	40.71	32.38	4.08
October 31, 2026	124	47.75	37.78	4.08
October 31, 2027	129	55.13	43.40	4.08
October 31, 2028	135	62.89	49.25	4.08

*

The numbers shown above reflect the reduction in the management fee and/or the effects of the current expense waivers in place through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE